Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Equinox Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001498272
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	eqft
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2014
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Equinox EquityHedge U.S. Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equinox EquityHedge U.S. Strategy Fund (the “Fund”) seeks to achieve capital appreciation with moderate correlation to and with less volatility than the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of ClassA shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional or in “How to Purchase Shares” beginning on page 18 of this Prospectus and in “Purchase, Redemption and Pricing of Shares” beginning on page 27 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or derivative instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs (which are not reflected in “Annual Fund Operating Expenses” in the table above or in the Example) affect the Fund’s performance. From the Fund’s commencement of operations, September 9, 2013, through the fiscal period ended June 30, 2014 the Fund’s portfolio turnover rate was 49% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by allocating its assets between two broad strategies: (1) the Equity Strategy and (2) the Hedge Strategy.

The Equity Strategy. The Fund pursues its equity strategy by investing at least 80% of its assets in equity or equity-related securities that are traded in U.S. markets or the issuers of which are domiciled in the United States. To implement its equity strategy, the Fund uses a “manager of managers” approach and, accordingly, selects and oversees multiple sub-advisers who manage separate segments or “sleeves” of the Fund’s portfolio. When allocating the Fund’s assets to one or more sub-advisers, the Adviser considers, among other things, the current macroeconomic outlook, due diligence and risk management analysis, relative valuation levels and volatility in the markets, market flows and market liquidity, and information relating to business cycles. The Fund’s assets will be managed by at least three sub-advisers, and additionally, no more than 30% of the Fund’s assets will be allocated to a single sub-adviser. The Adviser, at its discretion, may also directly invest a portion of the Fund’s assets.

The sub-advisers selected by the Adviser will generally pursue an equity investment strategy by investing in companies believed to be undervalued or which offer a strong potential for appreciation relative to the broader market. Although the Fund invests primarily in publicly traded U.S. securities, the Fund may generally invest up to 20% in foreign and emerging market securities (excluding ADRs traded on U.S. markets), including securities quoted in foreign currencies. From time to time, the Fund may invest a significant portion of its assets in the securities of companies in the same sector, market capitalization and/or geographic categories; however; the Fund generally will not invest more than 25% of its assets in a single industry.

Each sub-adviser has discretion to invest its portion of the Fund’s assets as it deems appropriate within the constraints of the Fund’s investment objective, strategies and restrictions. The Fund may hold up to 20% of its assets in cash or cash equivalents, money market funds and short-term fixed-income securities.

The Hedging Strategy. The Fund also uses an overlay strategy to hedge the Fund’s overall exposure to the equity markets. The Adviser currently implements its hedging strategy by entering into one or more total return swap agreements that provide exposure to the Quest Dynamic Financial Hedge Program (the “Quest Hedging Program”), which is a proprietary systematic futures trading strategy of Quest Partners LLP (“Quest”), a commodity trading advisor registered with the Commodity Futures Trading Commission, designed to provide a hedge for investment portfolios that are comprised primarily of long positions in equity securities. The Quest Hedging Program, based on Quest’s proprietary models, hedges long equity market exposure in each of three ways:

• Equity Index Timing – This component of the program seeks to provide dynamic hedge protection in respect of equity markets by taking short equity index futures positions to protect during the occurrence or development of well-defined and identifiable downward trends. Positions can be increased/decreased when Quest’s models indicate downward trends/upward trends in the equity markets. This component is generally expected to be most effective during well-defined trending periods in equity markets, but less so during choppy markets that are marked by frequent trend reversals.

• Trend Following – The Trend Following component is comprised of long or short positions in futures contracts that provide exposure to the equity, fixed income, and currency asset classes. The size and direction of positions in the Trend Following Component is determined in accordance with “trend following” strategies that attempt to identify directional indicators or “trade signals” (such as current market prices and moving average prices) of one or more global market segments (either up or down). Buy and sell decisions within this component are based on an assessment of these trade signals. This component is expected to be most effective when equity markets are falling or market volatility is expanding.

• Beta Range Stabilization – The Beta Range Stabilization component aims to supplement the first two components by seeking to maintain the “beta” (or ß) of the Quest Hedging Program within a reasonable band of the equity markets as measured by a broad equity index (typically the S&P 500). The Quest Hedging Program generally achieves this by buying or selling equity index futures. Beta is a measure of the systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta expresses how a security or portfolio has performed and is expected to perform in changing markets as follows: A 1% change in the index is expected to result, on average, in a ß% change in the value of the security or portfolio. Thus, a ß of +1.0 indicates that the portfolio is expected to increase in value by 1%, on average, when the index goes up by 1%; by extension, a ß greater than +1.0 indicates that the portfolio is expected to have, on average, greater than a 1% increase in value for a 1% change in the index. A ß between 0 and +1.0 indicates that the portfolio is expected, on average, to increase by less than 1% when the index has a 1% move. This component of the Quest Hedging Program attempts to provide more stable and less volatile returns by maintaining a beta range between -0.50 and 0.10. This component is utilized when market data indicates that the equity markets are highly volatile and choppy.

The Adviser attempts to maintain the Fund’s beta range between 0.50 and 1.10.

The Fund may also access the Quest Hedging Program through a “Trading Company” managed by Quest. A Trading Company is a pooled investment vehicle typically organized as a limited liability company and operated as a commodity pool. Although it does not currently intend to do so, the Adviser may implement its hedging strategy by allocating the Fund’s assets directly to sub-advisers or investing in Trading Companies or other investment companies that employ specific hedging strategies other than the Quest Hedging Program, in addition to or in place of the Quest Hedging Program.

Under normal market conditions, the Fund may hold up to 20% of its net assets in cash or cash equivalents, money market funds and short-term fixed-income securities. These cash equivalents and short-term investments may serve as margin and collateral for the derivatives positions of the Fund. The Fund will generally invest in investment grade fixed income securities rated in the four highest categories by Standard& Poor’s (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”). In addition to the Fund’s Hedging Strategy, dependent on the market or other conditions and as determined by the Adviser, the Fund may invest part or all of its assets in cash, cash equivalents, money market funds and short-term fixed-income securities. During such periods, the Fund may not be able to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund may hold up to 20% of its net assets in cash or cash equivalents, money market funds and short-term fixed-income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Many factors affect the Fund’s net asset value and performance.

• Management Risk. The Adviser engages one or more sub-advisers to make investment decisions on its behalf for a portion of the Fund. The Adviser’s asset allocation decisions among various sub-advisers and investment strategies may not anticipate market trends successfully. There is a risk that the Adviser may be unable to identify and retain sub-advisers who achieve superior investment returns relative to other similar sub-advisers.

The Adviser’s judgments about the attractiveness, value and potential positive or negative performance of any sub-adviser, the Quest Hedging Program (or any other similar hedging strategy) or any particular security or derivative in which the Adviser invests may prove to be inaccurate and may not produce the desired results.

• Multi-Manager Risk: Because each sub-adviser makes investment decisions independently, it is possible that the security selection process of the sub-advisers may not complement one another. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund was managed by a single sub-adviser. It is possible that one or more of the sub-advisers may, at any time, take positions that may be opposite of positions taken by other sub-advisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Sub-advisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security’s cost. The multi-manager approach could increase the Fund’s portfolio turnover rates which may result in higher levels of realized capital gains or losses with respect to the Fund’s portfolio securities, and higher brokerage commissions and other transaction costs. The sub-advisers selected may underperform the market generally or other sub-advisers that could have been selected for the Fund.

• Hedging Strategy Risk. The profitability of the Fund’s investment (typically through a swap agreement) in the Quest Hedging Program depends primarily on the ability of Quest to anticipate price movements in the relevant markets and underlying derivative instruments and futures contracts. Such price movements are influenced by, among other things:

• changes in interest rates;

• governmental, trade, fiscal, monetary and exchange control programs and policies;

• changing supply and demand relationships;

• changes in balances of payments and trade;

• U.S. and international rates of inflation and deflation;

• currency devaluations and revaluations;

• U.S. and international political and economic events; and

• changes in philosophies and emotions of various market participants.

The Quest Hedging Program may not take all of these factors into account. In addition, the Fund will indirectly bear the expenses, including management fees, and transaction fees, associated with the Quest Hedging Program through reduced returns.

The successful use of futures contracts draws upon Quest’s skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are:

• Futures and forward contracts have a high degree of price variability and are subject to occasional rapid and substantial changes;

• the imperfect correlation between the change in the price of those contracts and the market value of the reference assets with respect to such contracts;

• possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

• possible market disruption or other extraordinary events, including but not limited to, governmental intervention;

• losses caused by unanticipated market movements, which are potentially unlimited;

• Quest’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and

• the possibility that the counterparty will default in the performance of its obligations.

The use of futures contracts, forward contracts and derivative instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an investment and results in increased volatility, and potentially greater losses. There is no assurance that the Fund’s investment in Quest Hedging Program with leveraged exposure to certain investments and markets will act as a successful hedging strategy or enable the Fund to achieve its investment objective.

• Common Stock Investment Risk. Because the Fund will normally invest a substantial portion of its assets in common stocks, the value of the Fund’s portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. Market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock’s prices (for example, poor management decisions, poor earnings reports by an issuer, loss of major customers, competition, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors or their affects can be predicted.

• Swap Agreements and Derivatives Risk. The use of swap agreements and other derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities, commodities or currencies underlying those derivatives. Derivatives have economic leverage inherent in their terms that will magnify losses. There may be an imperfect correlation between the changes in market value of derivatives and the underlying asset upon which they are based. Purchased options may expire worthless. Derivative counterparties may default. There may not always be a liquid secondary market for derivative contracts. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

• Counterparty Risk. The swap agreements and other derivative contracts entered into by the Fund may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends, in part, on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

• Credit Risk. If a security issuer or a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease significantly. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

• Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the U.S. Dollar will decline in value relative to the currency that the Fund is short. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

• Emerging Market Risk. The Fund may have some exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets.

• Equity Securities Risk. Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Warrants and rights may expire worthless if the price of a common stock is below the conversion price of the warrant or right. Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

• Fixed-Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk, as described more fully above, refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund’s returns and net asset value. In addition, the Fund may be subject to “call” risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates), and “extension” risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

• Foreign Market Risk. There is less legal and regulatory protection for investors in foreign markets than that available domestically. Additionally, trading on foreign exchanges is subject to the risks presented by exchange controls, expropriation, increased tax burdens and exposure to local economic declines and political instability. Some foreign derivative markets are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a futures transaction and not of the exchange or clearing corporation. International trading activities are subject to foreign exchange and currency risk.

• General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

• Government Intervention and Regulatory Changes. The recent instability in financial markets has led the government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that are exposed to extreme volatility and in some cases lack of liquidity. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) (which was passed into law in July 2010) significantly revises and expands the rulemaking, supervisory and enforcement authority of federal bank, securities and commodities regulators. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not adversely impact the Fund. Major changes resulting from the Dodd-Frank Act or other legislative or regulatory actions could materially affect the profitability of the Fund or the value of investments made by the Fund or force the Fund to revise its investment strategy or divest certain of its investments. Any of these developments could expose the Fund to additional costs, taxes, liabilities, enforcement actions and reputational risk.

In addition, the Dodd-Frank Act established a new regulatory structure for derivatives. If more restrictive position limits are imposed on investors in the commodity futures and other derivative markets, the Quest Hedging Program and other programs in which Trading Companies invest, and as a result, the Fund, may be adversely affected. Similarly, changes in the regulation of foreign currency-related trading arising from the Dodd-Frank Act may make such trading more expensive for the Fund, and otherwise limit the Fund’s ability to engage in such trading, which could adversely affect the Fund.

• In 2012, the CFTC adopted certain rule amendments that significantly affected the exemptions from CFTC regulations that were available to the Fund. Effective January 1, 2013, the Fund is subject to CFTC regulations because of these changes. At the time of the CFTC’s adoption of the rule amendments, the Adviser was (and continues to be) registered as a commodity pool operator (“CPO”) and, accordingly, is subject to CFTC regulations. On August 13, 2013, the CFTC adopted final rules to “harmonize” the compliance obligations of CPOs with respect to commodity pools that are also registered investment companies under the 1940 Act. Under the final harmonization rules, the CPOs of such commodity pools may elect “substituted compliance” whereby such CPOs will be deemed to have substantially satisfied the CFTC-mandated disclosure, reporting and recordkeeping obligations by complying with the SEC’s disclosure, reporting and recordkeeping regime under the 1940 Act, in lieu of complying with the CFTC’s alternative requirements. The Fund intends to utilize the substituted compliance option.

• Indirect Fees and Expenses. The cost of investing in the Fund may be higher than the cost of other mutual funds that invest directly in futures, forwards or other derivative instruments. In addition to the Fund’s direct fees and expenses, you will indirectly bear fees and expenses paid by any hedging program in which the Fund invests (such as the Quest Hedging Program), including brokerage commissions and operating expenses. Further, any investment in a hedging program to be subject to management fees and, potentially, performance-based fees, which are typically based on the leveraged account size or the “notional exposure” of the Fund to the hedging program and not the actual cash invested.

• Leverage/Volatility Risk. The use of leverage by the Fund (or hedging program in which the Fund may invest such as the Quest Hedging Program) will cause the value of the Fund’s shares to be more volatile than if the Fund did not employ leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. Furthermore, derivative instruments and futures contracts are highly volatile and are subject to occasional rapid and substantial fluctuations. Consequently, you could lose all or substantially all of your investment in the Fund should the Fund’s trading positions suddenly turn unprofitable.

• Limited History of Operations. The Fund has a limited history of operation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act and the Internal Revenue Code that do not apply to an adviser’s management of individual and institutional accounts.

• Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in certain swap agreements and other derivative instruments. Investments in illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.

• Small Market Capitalization Risk. The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than the stocks of larger companies.

• Non-Diversification Risk. The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. As a result, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

• OTC Trading Risk. Certain of the derivative instruments, including swap agreements, in which the Fund may invest may be traded (and privately negotiated) in the “over-the-counter” or “OTC” market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result, and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

• Portfolio Turnover Risk. The Fund may frequently buy and sell portfolio securities and other assets to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

• Short Position Risk. The Fund either directly, or through the trading strategies employed by a sub-adviser or a hedging program such as the Quest Hedging Program will take short positions on certain derivative instruments and may sell certain securities short. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price. The Fund will earmark assets as cover or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which means that more of the Fund’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. As a result, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not have a full calendar year of operations as of the date of this Prospectus, performance information is not included in the Fund summary. In the future, performance information will be presented in this section of this Prospectus. Shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have a full calendar year of operations as of the date of this Prospectus, performance information is not included in the Fund summary.
Equinox EquityHedge U.S. Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EEHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Redemption Fee	rr_RedemptionFee	$ (15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.77%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.97%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.48%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.49%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	813
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,956
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,077
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,789
Equinox EquityHedge U.S. Strategy Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EEHCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.76%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.71%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.47%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.24%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,968
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,022
Equinox EquityHedge U.S. Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EEHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Redemption Fee	rr_RedemptionFee	(15)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.69%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.64%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.40%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,380
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,518
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,299

[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. You should contact your financial intermediary to determine whether you are subject to the CDSC.
[2]	"Other Expenses" do not include costs associated with any over-the-counter derivatives that provide the Fund with exposure to the Quest Hedging Program (defined below), which is the primary manner in which the Fund intends to implement the Fund's Hedging Strategy. Costs associated with such derivative instruments include any fee paid to the Fund's counterparty and the fees and expenses associated with the Quest Hedging Program referenced by such derivative instruments. Such costs, which are not reflected in the Annual Fund Operating Expenses table, are deducted from the return of any such derivative instruments and, therefore, represent an indirect cost of investing in the Fund. The Adviser anticipates that any investment in the Quest Hedging Program through a derivative instrument will indirectly subject the Fund to aggregate counterparty fees and management fees of the Quest Hedging Program of up to 0.60% per annum of the Fund's net assets.
[3]	Equinox Institutional Asset Management, LP ("Equinox" or the "Adviser") has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund's total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) "Acquired Fund Fees and Expenses," (v) any class specific fees and expenses, and (vi) brokerage commissions, do not exceed, on an annual basis, 2.24% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least October 31, 2015. This agreement may be terminated only by the Fund's Board of Trustees on 60 days' written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement.